Revenue - Disaggregated revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 1,030,080	€ 1,129,186
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	637,688	768,790
Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	167,428	128,956
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	184,552	188,663
Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,310	19,247
Oceania [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 27,102	€ 23,530